Borrowings	6 Months Ended
Jun. 30, 2019
Borrowings
Borrowings

7. Borrowings

An analysis of the borrowings is as follows:

	December 31, 2018	June 30, 2019
Amounts due within one year	531,209	207,747
Less: unamortized deferred loan/bond issuance costs	(10,659)	(11,143)
Borrowings, current portion	520,550	196,604
Amounts due after one year	2,344,389	2,899,907
Plus: unamortized premium	—	1,791
Less: unamortized deferred loan/bond issuance costs	(36,480)	(42,340)
Borrowings, non-current portion	2,307,909	2,859,358
Total	2,828,459	3,055,962

Bank Loans

The main terms of the Group’s loan facilities in existence as of December 31, 2018 have been disclosed in the annual audited consolidated financial statements for the year ended December 31, 2018. Refer to Note 13 "Borrowings".

During the six months ended June 30, 2019, the Group drew down $165,805 to partially finance the delivery of the GasLog Gladstone and repaid $91,229 in accordance with the repayment terms under its loan facilities.

2019 Partnership Facility

On February 20, 2019, GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners and GasLog Partners Holdings LLC entered into a loan agreement with Credit Suisse AG, Nordea Bank Abp, filial i Norge (“Nordea”) and Iyo Bank Ltd., Singapore Branch, each an original lender and Nordea acting as security agent and trustee for and on behalf of the other finance parties mentioned above, for a credit facility for up to $450,000 (the “2019 Partnership Facility”) for the purpose of refinancing in full the existing facility agreement dated November 12, 2014, with Citibank N.A., London Branch, acting as security agent and trustee (the “Existing Partnership Facility”). Subsequently on the same date, the Development Bank of Japan, Inc. entered the facility as lender via transfer certificate. The vessels covered by the 2019 Partnership Facility are the GasLog Shanghai, the GasLog Santiago, the GasLog Sydney, the Methane Rita Andrea and the Methane Jane Elizabeth.

The agreement provides for an amortizing revolving credit facility which can be repaid and redrawn at any time, subject to the outstanding amount immediately after any drawdown not exceeding (i) 75% of the aggregate of the market values of all vessels under the agreement, or (ii) the total facility amount. The total facility amount reduces in 20 equal quarterly amounts of $7,357, with a final balloon amount of up to $302,860 together with the last quarterly reduction in February 2024. The credit facility bears interest at London Interbank Offered Rate (“LIBOR”) plus a margin.

The obligations under the 2019 Partnership Facility are secured by a first priority mortgage over the vessels, a pledge of the share capital of the respective vessel-owning companies and a first priority assignment of earnings related to the vessels (excluding the GasLog Shanghai), including charter revenue, management revenue and any insurance and requisition compensation. The obligations under the facility are guaranteed by the Partnership and GasLog Partners Holdings LLC.

The 2019 Partnership Facility is subject to specified financial covenants that apply to GasLog Partners on a consolidated basis. These financial covenants include the following:

-	the aggregate amount of cash and cash equivalents, short-term investments and available undrawn facilities with remaining maturities of at least six months must be at least $45,000;
-	total indebtedness divided by total assets must be less than 65.0%; and
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the Partnership is permitted to declare or pay any dividends or distributions, subject to no event of default having occurred or occurring as a consequence of the payment of such dividends or distributions.

The 2019 Partnership Facility contains customary events of default, including non-payment of principal or interest, breach of covenants or material inaccuracy of representations, default under other material indebtedness and bankruptcy as well as an event of default in the event of the cancellation, rescission, frustration or withdrawal of a charter agreement prior to its scheduled expiration, if certain prepayment and security provisions are not met. In addition, the 2019 Partnership Facility contains covenants requiring us and certain of our subsidiaries to maintain the aggregate of (i) the market value, on a charter exclusive basis, of the mortgaged vessel or vessels and (ii) the market value of any additional security provided to the lenders, at a total value not less than 120.0% of the then-outstanding amount under the facility. If GasLog Partners fails to comply with these covenants and is not able to obtain covenant waivers or modifications, its lenders could require it to make prepayments or provide additional collateral sufficient to bring it into compliance with such covenants, and if it fails to do so its lenders could accelerate our indebtedness.

The 2019 Partnership Facility also imposes certain restrictions relating to the Partnership, including restrictions that limit its ability to make any substantial change in the nature of its business or to the partnership structure without approval from the lenders.

On March 6, 2019, the Partnership drew down $360,000 under the 2019 Partnership Facility, out of which $354,375 was used to prepay the outstanding debt of GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd. and GAS-seventeen Ltd., which would have been due in November 2019. On March 7, 2019, the Existing Partnership Facility was terminated and the respective unamortized loan fees of $988 were written-off to profit or loss. On April 1, 2019, the Partnership drew down an additional $75,000 under the 2019 Partnership Facility.

GasLog Warsaw Facility

On June 25, 2019, GasLog Hellas-1 Special Maritime Enterprise entered into a loan agreement with ABN AMRO BANK N.V. and Oversea-Chinese Banking Corporation Limited, for the financing of the GasLog Warsaw, which was delivered on July 31, 2019 (the “GasLog Warsaw Facility”). The agreement provides for a single tranche of $129,500 that was drawn on July 25, 2019 and is repayable in 28 equal quarterly installments of $1,619 each and a final balloon payment of $84,175 payable concurrently with the last quarterly installment in June 2026. The loan bears interest at LIBOR plus a margin.

The obligations under the GasLog Warsaw Facility are secured by a first priority mortgage over the vessel, a pledge of the share capital of the respective vessel-owning company and a first priority assignment of earnings related to the vessel. The obligations under the facility are guaranteed by GasLog and GasLog Carriers.

The GasLog Warsaw Facility is subject to specified financial covenants that apply to GasLog on a consolidated basis. These financial covenants include the following:

-	net working capital (excluding the current portion of long-term debt) must be not less than $0;
-	market value adjusted net worth must at all times be not less than $350,000;
-	the aggregate amount of cash and cash equivalents and short-term investments must be at least $75,000;
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the ratio of EBITDA over our debt service obligations (including interest and debt repayments) on a trailing 12 months' basis must be not less than 110.0%. The ratio shall be regarded as having been complied with even if the ratio falls below the stipulated 110% when cash and cash equivalent and short-term investments are at least $110,000.

-	total indebtedness divided by total assets must be less than 75.0%; and
-	GasLog is permitted to declare or pay any dividends, subject to no event of default having occurred or occurring as a consequence of the payment of such dividends.

The GasLog Warsaw Facility contains customary events of default, including non-payment of principal or interest, breach of covenants or material inaccuracy of representations, default under other material indebtedness and bankruptcy as well as an event of default in the event of the cancellation, rescission, frustration or withdrawal of a charter agreement prior to its scheduled expiration, if certain prepayment and security provisions are not met. In addition, the GasLog Warsaw Facility contains covenants requiring GasLog and certain of GasLog’s subsidiaries to maintain the aggregate of (i) the market value, on a charter exclusive basis, of the mortgaged vessel; and (ii) the market value of any additional security provided to the lenders, at a total value not less than 120.0% of the then-outstanding amount under the facility. If GasLog fails to comply with these covenants and is not able to obtain covenant waivers or modifications, its lenders could require it to make prepayments or provide additional collateral sufficient to bring it into compliance with such covenants, and if it fails to do so its lenders could accelerate our indebtedness.

The GasLog Warsaw Facility also imposes certain restrictions relating to the Group, including restrictions that limit its ability to make any substantial change in the nature of its business or to the Partnership structure without approval from the lenders.

The carrying amount of the Group’s bank debt recognized in the unaudited condensed consolidated financial statements approximates its fair value after adjusting for the unamortized loan/bond issuance costs.

Bonds

The main terms of the Group’s bonds have been disclosed in the annual audited consolidated financial statements for the year ended December 31, 2018. Refer to Note 13 “Borrowings”.

On May 16, 2019, GasLog closed a follow-on issue of $75,000 of the 8.875% senior unsecured notes due 2022 (the “8.875% Senior Notes”) priced at 102.5% of par with a yield to maturity of 7.89%.

The carrying amount under the NOK bonds maturing in 2021 (the "NOK 2021 Bonds”), net of unamortized financing costs, as of June 30, 2019 is $87,265 (December 31, 2018: $85,231) while their fair value is $91,547 based on a USD/NOK exchange rate of 0.1174 as of June 30, 2019 (December 31, 2018: $91,664, based on a USD/NOK exchange rate of 0.1149).

The carrying amount under the 8.875% Senior Notes, net of unamortized financing costs and premium as of June 30, 2019 is $322,213 (December 31, 2018: $246,760).

The Group was in compliance with its financial covenants as of June 30, 2019.